AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2021
	Shares	Value
Common Stocks - 7.3%
Consumer Discretionary - 0.8%
LKQ Corp.*	120	$4,211
McDonald's Corp.	208	43,230
O'Reilly Automotive, Inc.*	525	223,372
Starbucks Corp.	290	28,075

Total Consumer Discretionary		298,888
Consumer Staples - 0.1%
Lancaster Colony Corp.	94	16,410
Energy - 0.7%
ConocoPhillips	1,665	66,650
Exxon Mobil Corp.	4,262	191,108

Total Energy		257,758
Financials - 1.0%
Berkshire Hathaway, Inc., Class B*	422	96,161
Brightsphere Investment Group, Inc.	4,181	76,638
LendingClub Corp.*	20,798	225,658
Marsh & McLennan Cos., Inc.	71	7,804

Total Financials		406,261
Health Care - 2.0%
Antares Pharma, Inc.*	45,304	198,432
Evolent Health, Inc., Class A*,1	11,974	204,396
IQVIA Holdings, Inc.*	1,351	240,208
Johnson & Johnson	964	157,257

Total Health Care		800,293
Industrials - 0.6%
CoStar Group, Inc.*	261	234,824
Uber Technologies, Inc.*	86	4,380

Total Industrials		239,204
Information Technology - 0.3%
CMC Materials, Inc.	323	47,581
	Shares	Value

KBR, Inc.	140	$4,067
ServiceSource International, Inc.*	43,967	69,028

Total Information Technology		120,676
Materials - 0.5%
GCP Applied Technologies, Inc.*	8,282	205,311
Real Estate - 1.3%
American Tower Corp., REIT	632	143,692
Extra Space Storage, Inc., REIT	38	4,324
Prologis, Inc., REIT	3,546	365,947

Total Real Estate		513,963

Total Common Stocks (Cost $2,748,353)		2,858,764
Short-Term Investments - 29.3%
Other Investment Companies - 29.3%
Morgan Stanley Institutional Liquidity Funds Prime Portfolio, Institutional Shares, 0.07%[2]	9,826,377	9,828,342
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[2]	567,911	567,911
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[2]	567,912	567,912
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[2]	585,120	585,120

Total Short-Term Investments (Cost $11,541,748)		11,549,285
Total Investments - 36.6% (Cost $14,290,101)		14,408,049
Derivatives - (3.1)%[3]		(1,234,777)
Other Assets, less Liabilities - 66.5%		26,211,678
Net Assets - 100.0%		$39,384,950

*	Non-income producing security.
[1]	Some of these securities, amounting to $202,348 or 0.5% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the January 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
[3]	Includes Over-the-counter total return basket swaps. Please refer to the Over-the-counter total return basket swap tables for the details.

REIT	Real Estate Investment Trust
Over-the-counter long total return basket swap
Counterparty	Description	Notional	Termination Date	Value
Morgan Stanley & Co.	The Fund receives or pays the total return on a portfolio of long positions and pays the 1-Month LIBOR (plus a spread).	$62,930,276	07/22/22	$(2,588,597)

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter long total return basket swap
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Communication Services
Alphabet, Inc., Class A	156	$297,640	$(12,572)	0.5
Alphabet, Inc., Class C	160	302,214	(8,496)	0.5
Altice USA, Inc., Class A	6,344	226,354	(698)	0.4
Cable One, Inc.	118	239,067	(3,067)	0.4
Charter Communications, Inc., Class A	392	254,620	(16,456)	0.4
Facebook, Inc., Class A	1,240	344,819	(24,490)	0.5
Fluent, Inc.	46,816	259,024	(5,281)	0.4
The Interpublic Group of Cos., Inc.	8,545	214,333	(8,654)	0.3
Liberty Global PLC, Class C (United Kingdom)	9,910	250,741	(11,315)	0.4
Liberty Media Corp.-Liberty SiriusXM	6,700	285,219	(14,405)	0.4
Marchex, Inc., Class B	35,182	97,799	4,932	0.2
Netflix, Inc.	169	93,636	(3,662)	0.1
The New York Times Co., Class A	4,698	261,972	(28,998)	0.4
News Corp., Class A	12,983	248,495	3,376	0.4
ORBCOMM, Inc.	28,458	235,063	(21,913)	0.4
Pinterest, Inc., Class A	3,586	251,777	(6,101)	0.4
Sirius XM Holdings, Inc.	36,058	236,180	(10,457)	0.4
Spok Holdings, Inc.	20,074	252,531	(29,308)	0.4
The Walt Disney Co.	736	124,796	(1,023)	0.2
Yelp, Inc.	7,435	242,678	(372)	0.4
Total Communication Services		4,718,958	(198,960)	7.5
Consumer Discretionary
Amazon.com, Inc.	169	555,983	(14,135)	0.9
At Home Group, Inc.	9,894	249,801	(8,684)	0.4
AutoZone, Inc.	203	242,494	(15,464)	0.4
Bassett Furniture Industries, Inc.	10,476	231,819	(28,794)	0.3
Carter's, Inc.	260	24,396	(1,505)	0.0#
Century Communities, Inc.	4,848	243,028	(15,463)	0.4
Cooper-Standard Holdings, Inc.	6,017	193,386	(9,808)	0.3
Genuine Parts Co.	2,097	211,978	(15,111)	0.3
GoPro, Inc., Class A	23,788	215,519	(2,617)	0.4
The Home Depot, Inc.	506	142,996	(5,961)	0.2
Lands' End, Inc.	8,066	241,939	(19,237)	0.4
Leggett & Platt, Inc.	106	4,553	(207)	0.0#
Lifetime Brands, Inc.	11,273	173,153	(16,458)	0.3
M/I Homes, Inc.	1,661	86,737	(4,734)	0.1
Modine Manufacturing Co.	15,246	201,610	(10,273)	0.3

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter long total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Consumer Discretionary (continued)
OneWater Marine, Inc., Class A	7,037	$240,806	$(13,300)	0.4
Polaris, Inc.	2,095	256,585	(12,162)	0.4
Service Corp. International	3,474	184,847	(9,653)	0.3
Standard Motor Products, Inc.	5,208	215,715	(11,405)	0.4
Strategic Education, Inc.	2,273	202,093	(1,227)	0.3
Tempur Sealy International, Inc.	8,718	244,884	(14,729)	0.4
Tesla, Inc.	573	510,933	(56,240)	0.8
Tilly's, Inc., Class A	20,519	198,829	2,257	0.3
The TJX Cos., Inc.	225	14,506	(97)	0.0#
Tractor Supply Co.	1,415	214,924	(14,362)	0.3
Wayfair, Inc., Class A	501	142,330	(5,898)	0.2
Total Consumer Discretionary		5,445,844	(305,267)	8.5
Consumer Staples
22nd Century Group, Inc.	88,268	237,141	(16,471)	0.4
Brown-Forman Corp., Class B	3,205	234,574	(4,872)	0.4
Campbell Soup Co.	145	7,116	(140)	0.0#
Casey's General Stores, Inc.	1,287	258,185	(16,898)	0.4
Celsius Holdings, Inc.	3,672	238,350	(42,265)	0.3
The Coca-Cola Co.	4,309	212,391	(4,912)	0.3
Colgate-Palmolive Co.	3,439	270,821	(2,579)	0.4
Costco Wholesale Corp.	435	158,766	(5,459)	0.3
Flowers Foods, Inc.	10,951	251,873	(438)	0.4
Herbalife Nutrition, Ltd.	4,821	241,243	4,435	0.4
The Hershey Co.	1,832	273,921	(7,475)	0.4
Keurig Dr Pepper, Inc.	8,391	272,718	(5,884)	0.4
Kimberly-Clark Corp.	2,016	276,454	(10,140)	0.4
Lifevantage Corp.	6,768	62,807	(2,301)	0.1
McCormick & Co., Inc. Non-Voting Shares	2,677	257,233	(17,534)	0.4
Nu Skin Enterprises, Inc., Class A	4,335	250,561	305	0.4
Oil-Dri Corp. of America	6,139	214,865	(2,026)	0.4
PepsiCo, Inc.	1,443	204,617	(7,547)	0.3
Performance Food Group Co.	4,865	238,823	(10,752)	0.4
Philip Morris International, Inc.	4,668	382,729	(10,923)	0.6
The Procter & Gamble Co.	4,637	617,138	(22,628)	1.0
Sysco Corp.	3,843	285,035	(10,222)	0.5
Tyson Foods, Inc., Class A	3,606	240,051	(8,150)	0.4
USANA Health Sciences, Inc.	2,778	249,326	(19,418)	0.4

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter long total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Consumer Staples (continued)
Walmart, Inc.	1,482	$218,610	$(10,404)	0.4
Total Consumer Staples		6,155,348	(234,698)	9.8
Energy
Chevron Corp.	1,900	169,784	(7,904)	0.3
Geospace Technologies Corp.	10,594	96,177	(9,835)	0.1
Hess Corp.	3,874	226,707	(17,588)	0.3
Nine Energy Service, Inc.	20,038	56,106	(4,208)	0.1
Occidental Petroleum Corp.	10,635	220,644	(7,306)	0.4
Oceaneering International, Inc.	21,346	204,356	(23,982)	0.3
REX American Resources Corp.	474	40,856	(4,595)	0.1
Targa Resources Corp.	3,785	104,428	(833)	0.2
TETRA Technologies, Inc.	3,033	4,125	212	0.0#
VAALCO Energy, Inc.	29,381	67,676	(3,626)	0.1
Total Energy		1,190,859	(79,665)	1.9
Financials
AG Mortgage Investment Trust, Inc., REIT	73,828	314,507	(53,156)	0.4
American Equity Investment Life Holding Co.	1,987	59,180	(1,179)	0.1
American Financial Group, Inc.	2,431	204,301	24,553	0.4
Arbor Realty Trust, Inc., REIT	14,877	216,758	(4,612)	0.3
Arthur J Gallagher & Co.	1,559	183,583	(3,659)	0.3
Cherry Hill Mortgage Investment Corp., REIT	24,181	226,576	(13,783)	0.4
Citizens Financial Group, Inc.	6,356	235,490	(3,877)	0.4
FactSet Research Systems, Inc.	733	228,623	(7,007)	0.4
Fifth Third Bancorp	8,153	242,552	(6,685)	0.4
First American Financial Corp.	4,510	249,288	(13,460)	0.4
First Republic Bank	1,481	226,193	(11,463)	0.4
Flagstar Bancorp, Inc.	5,318	251,826	(23,950)	0.4
FNCB Bancorp, Inc.	2,522	15,561	(126)	0.0#
Invesco, Ltd.	258	5,402	(90)	0.0#
Jefferies Financial Group, Inc.	9,539	231,702	(8,967)	0.4
JPMorgan Chase & Co.	939	123,554	(2,732)	0.2
KKR & Co., Inc.	5,723	224,055	(1,145)	0.4
LCNB Corp.	1,900	29,885	(663)	0.0#
Level One Bancorp, Inc.	203	4,026	207	0.0#
Mackinac Financial Corp.	4,876	62,810	(1,762)	0.1
Moody's Corp.	838	225,145	(2,020)	0.4
Northern Trust Corp.	1,137	106,697	(5,288)	0.2

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter long total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Financials (continued)
Principal Financial Group, Inc.	3,517	$184,185	$(10,903)	0.3
PROG Holdings, Inc.	4,184	207,798	(10,397)	0.3
Pzena Investment Management, Inc., Class A	24,806	209,859	(3,969)	0.3
Salisbury Bancorp, Inc.	823	32,097	(1,918)	0.0#
SB Financial Group, Inc.	451	7,640	153	0.0#
SEI Investments Co.	4,186	243,960	(22,730)	0.4
Selective Insurance Group, Inc.	3,521	238,407	(9,612)	0.4
Silvercrest Asset Management Group, Inc., Class A	13,627	198,000	10,629	0.3
Truist Financial Corp.	5,062	254,315	(11,440)	0.4
Two Harbors Investment Corp., REIT	33,398	216,419	(13,693)	0.3
W R Berkley Corp.	3,789	246,096	(10,647)	0.4
Total Financials		5,706,490	(225,391)	9.1
Health Care
Aclaris Therapeutics, Inc.	13,454	235,176	43,995	0.5
Avantor, Inc.	8,265	248,210	(4,476)	0.4
Avid Bioservices, Inc.	16,864	238,811	7,235	0.4
Biogen, Inc.	946	259,677	7,672	0.4
Bristol-Myers Squibb Co.	4,624	298,248	(14,196)	0.5
Cardinal Health, Inc.	4,605	255,485	(8,059)	0.4
Castlight Health, Inc., Class B	134,586	269,414	(29,851)	0.4
Catalyst Biosciences, Inc.	26,103	168,479	(20,997)	0.2
Centene Corp.	3,917	235,412	783	0.4
Chemed Corp.	451	252,555	(18,983)	0.4
Chimerix, Inc.	27,530	255,685	(22,230)	0.4
Conformis, Inc.	3,399	4,397	(862)	0.0#
Cross Country Healthcare, Inc.	10,282	95,663	(5,592)	0.1
Curis, Inc.	20,191	201,708	9,288	0.4
CytomX Therapeutics, Inc.	29,880	206,172	299	0.3
DENTSPLY SIRONA, Inc.	4,416	252,419	(16,207)	0.4
Eagle Pharmaceuticals, Inc.	4,655	228,979	(11,731)	0.4
FibroGen, Inc.	5,022	246,991	(5,031)	0.4
GlycoMimetics, Inc.	60,039	244,587	(26,645)	0.4
Harrow Health, Inc.	27,277	237,583	7,910	0.4
HealthStream, Inc.	9,780	247,852	(20,173)	0.4
Hill-Rom Holdings, Inc.	2,464	251,082	(14,439)	0.4
ICU Medical, Inc.	1,124	250,191	(20,356)	0.4
Ideaya Biosciences, Inc.	2,011	35,414	(60)	0.1

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter long total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Health Care (continued)
IDEXX Laboratories, Inc.	534	$255,305	$310	0.4
Incyte Corp.	2,533	251,871	(24,534)	0.4
Innoviva, Inc.	16,739	209,405	(8,370)	0.3
Insulet Corp.	882	256,036	(20,383)	0.4
Ionis Pharmaceuticals, Inc.	3,931	247,717	(11,582)	0.4
Ironwood Pharmaceuticals, Inc.	18,685	190,400	561	0.3
The Joint Corp.	7,653	237,626	11,326	0.4
Laboratory Corp. of America Holdings	1,072	237,952	7,440	0.4
McKesson Corp.	1,414	259,992	(13,292)	0.4
MEI Pharma, Inc.	46,417	140,643	9,283	0.2
Mettler-Toledo International, Inc.	208	256,327	(13,362)	0.4
Molina Healthcare, Inc.	1,071	234,892	(6,115)	0.4
Morphic Holding, Inc.	7,096	229,697	9,154	0.4
Mustang Bio, Inc.	44,827	201,273	(14,345)	0.3
National Research Corp.	4,865	234,104	(13,719)	0.4
Neogen Corp.	2,903	251,500	(16,734)	0.4
NextGen Healthcare, Inc.	10,663	250,773	(39,859)	0.3
Novocure, Ltd. (Jersey)	1,111	182,815	(3,989)	0.3
Omnicell, Inc.	1,960	247,294	(16,406)	0.4
Otonomy, Inc.	42,643	194,670	(13,437)	0.3
PPD, Inc.	5,958	206,923	(15,314)	0.3
PRA Health Sciences, Inc.	1,898	251,029	(17,120)	0.4
Quest Diagnostics, Inc.	752	94,744	2,376	0.2
Radius Health, Inc.	7,713	155,494	(11,261)	0.2
ResMed, Inc.	1,038	230,727	(21,497)	0.3
Sangamo Therapeutics, Inc.	1,875	27,000	(1,388)	0.0#
Sesen Bio, Inc.	56,002	106,404	(10,640)	0.2
SIGA Technologies, Inc.	30,973	209,068	(8,982)	0.3
Sutro Biopharma, Inc.	9,392	231,701	(23,668)	0.3
Syneos Health, Inc.	3,203	251,275	(13,132)	0.4
UnitedHealth Group, Inc.	323	110,825	(3,078)	0.2
Vanda Pharmaceuticals, Inc.	15,312	221,871	(2,297)	0.4
Total Health Care		11,887,543	(466,760)	18.9
Industrials
AGCO Corp.	957	106,294	(163)	0.2
AMERCO	11	5,068	19	0.0#
American Woodmark Corp.	2,474	225,802	(11,776)	0.3

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter long total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Industrials (continued)
Atkore Inc.	4,948	$228,103	$(8,610)	0.4
BlueLinx Holdings, Inc.	6,569	243,310	(10,899)	0.4
Boise Cascade Co.	4,835	245,977	(15,686)	0.4
Carrier Global Corp.	6,498	242,505	7,668	0.4
Civeo Corp.	14,439	214,997	(14,439)	0.3
Clean Harbors, Inc.	3,055	250,541	(13,900)	0.4
Commercial Vehicle Group, Inc.	27,698	232,109	(2,770)	0.4
Daseke, Inc.	36,551	210,899	(18,641)	0.3
Deere & Co.	980	294,921	(11,897)	0.5
Dover Corp.	35	4,349	(272)	0.0#
EMCOR Group, Inc.	2,602	244,302	(14,545)	0.4
Fortive Corp.	3,402	227,934	(3,130)	0.4
Fortune Brands Home & Security, Inc.	1,541	135,192	(2,281)	0.2
Genco Shipping & Trading, Ltd.	8,342	67,171	(1,185)	0.1
Herc Holdings, Inc.	3,536	249,960	(23,727)	0.4
Howmet Aerospace, Inc.	9,127	228,175	(3,833)	0.4
Insperity, Inc.	2,658	219,072	(10,446)	0.3
Insteel Industries, Inc.	8,555	231,156	(15,228)	0.3
Kansas City Southern	1,181	259,123	(19,770)	0.4
Kimball International, Inc., Class B	19,389	241,975	(7,562)	0.4
Lennox International, Inc.	789	229,315	(11,953)	0.4
Lockheed Martin Corp.	771	254,962	(6,839)	0.4
Masco Corp.	2,705	149,532	(2,624)	0.2
Nordson Corp.	1,267	237,550	(10,770)	0.4
Otis Worldwide Corp.	507	32,200	578	0.0#
PACCAR, Inc.	2,671	261,250	(17,602)	0.4
Preformed Line Products Co.	1,296	86,236	(2,916)	0.1
Primoris Services Corp.	8,057	244,047	(9,548)	0.4
Radiant Logistics, Inc.	37,271	234,435	(18,263)	0.4
Rollins, Inc.	6,255	231,685	(6,380)	0.4
RR Donnelley & Sons Co.	1,733	4,164	(22)	0.0#
Teledyne Technologies, Inc.	652	253,850	(21,079)	0.4
Titan International, Inc.	34,111	224,109	11,257	0.4
Transcat, Inc.	1,078	38,819	604	0.1
Veritiv Corp.	6,479	132,819	(14,124)	0.2
Total Industrials		7,223,908	(312,754)	11.5

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter long total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Information Technology
Alpha & Omega Semiconductor, Ltd.	2,005	$58,726	$(1,103)	0.1
Apple, Inc.	2,496	356,053	(26,680)	0.5
Autodesk, Inc.	833	243,028	(11,929)	0.4
Automatic Data Processing, Inc.	1,533	252,225	904	0.4
Avnet, Inc.	6,252	240,957	(20,199)	0.4
Bel Fuse, Inc., Class B	3,431	55,205	(5,181)	0.1
Black Knight, Inc.	2,793	225,367	2,793	0.4
Booz Allen Hamilton Holding Corp.	2,559	250,669	(32,719)	0.4
Cadence Design Systems, Inc.	1,858	248,656	(6,391)	0.4
Calix, Inc.	6,964	247,375	(37,062)	0.3
Ceridian HCM Holding, Inc.	2,057	200,372	(9,256)	0.3
Cirrus Logic, Inc.	2,508	251,126	(16,151)	0.4
Corning, Inc.	6,555	246,108	(10,980)	0.4
EMCORE Corp.	40,504	208,191	(5,266)	0.3
Envestnet, Inc.	2,899	241,023	(18,583)	0.4
EPAM Systems, Inc.	678	237,809	(4,285)	0.4
Evo Payments, Inc., Class A	8,502	213,995	(18,789)	0.3
Fair Isaac Corp.	484	248,592	(30,739)	0.4
FleetCor Technologies, Inc.	35	9,136	(640)	0.0#
Gartner, Inc.	1,530	240,348	(7,925)	0.4
GoDaddy, Inc., Class A	2,974	244,136	(10,439)	0.4
HP, Inc.	9,254	227,833	(2,591)	0.4
Information Services Group, Inc.	14,818	53,197	(889)	0.1
Intellicheck, Inc.	5,427	62,828	17	0.1
Intevac, Inc.	4,338	30,868	(1,804)	0.0#
Intuit, Inc.	700	262,360	(9,499)	0.4
Jabil, Inc.	3,880	166,918	(6,402)	0.3
Jack Henry & Associates, Inc.	1,364	207,614	(10,121)	0.3
Kimball Electronics, Inc.	12,052	251,874	(20,837)	0.4
Kulicke & Soffa Industries, Inc.	140	5,132	(139)	0.0#
MAXIMUS, Inc.	1,536	120,069	(4,777)	0.2
Microsoft Corp.	1,096	254,634	(406)	0.4
MongoDB, Inc.	678	248,996	1,600	0.4
Motorola Solutions, Inc.	1,273	219,643	(6,352)	0.3
NeoPhotonics Corp.	19,274	225,891	(11,179)	0.4
NETGEAR, Inc.	6,155	246,910	7,845	0.4
Novanta, Inc.	1,124	144,052	(3,642)	0.2

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter long total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Information Technology (continued)
NVE Corp.	2,545	$178,379	$(15,779)	0.3
Okta, Inc.	958	253,659	(5,528)	0.4
Palo Alto Networks, Inc.	97	34,363	(340)	0.1
Paycom Software, Inc.	519	203,547	(6,462)	0.3
QAD, Inc., Class A	3,170	212,390	(7,006)	0.3
Qorvo, Inc.	114	19,943	(463)	0.0#
Silicon Laboratories, Inc.	1,749	251,314	(21,897)	0.4
Synchronoss Technologies, Inc.	7,653	42,681	(4,110)	0.1
Verint Systems, Inc.	3,282	245,166	(2,856)	0.4
VeriSign, Inc.	1,189	233,103	(2,354)	0.4
The Western Union Co.	604	13,789	(338)	0.0#
Zscaler, Inc.	1,075	211,775	2,903	0.4
Total Information Technology		9,148,025	(404,026)	14.5
Materials
CF Industries Holdings, Inc.	5,948	249,697	(3,569)	0.4
Corteva, Inc.	6,883	271,741	2,616	0.4
Eagle Materials, Inc.	506	56,621	(946)	0.1
Forterra, Inc.	12,032	245,778	(25,592)	0.4
Freeport-McMoRan, Inc.	3,675	99,262	(368)	0.2
International Paper Co.	87	4,494	(117)	0.0#
Intrepid Potash, Inc.	8,967	216,732	(12,912)	0.3
Louisiana-Pacific Corp.	6,253	254,653	(16,976)	0.4
The Mosaic Co.	9,153	254,820	(17,209)	0.4
Myers Industries, Inc.	226	4,895	(364)	0.0#
NewMarket Corp.	17	6,999	(332)	0.0#
RPM International, Inc.	2,664	231,022	(11,322)	0.4
Sealed Air Corp.	5,123	225,002	(8,453)	0.4
Trecora Resources	13,872	95,856	(8,323)	0.1
Valvoline, Inc.	10,216	254,510	(11,982)	0.4
Vulcan Materials Co.	1,729	260,214	(2,351)	0.4
Total Materials		2,732,296	(118,200)	4.3
Real Estate
Camden Property Trust, REIT	2,570	265,807	(3,281)	0.4
CareTrust REIT, Inc., REIT	10,893	252,957	(8,300)	0.4
Crown Castle International Corp., REIT	1,684	275,250	(7,056)	0.5
Equity Commonwealth, REIT	7,956	225,791	1,034	0.4
Equity LifeStyle Properties, Inc., REIT	4,169	268,568	(14,926)	0.4

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter long total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Real Estate (continued)
Essex Property Trust, Inc., REIT	1,119	$271,693	$(3,570)	0.4
Global Net Lease, Inc., REIT	258	4,360	(204)	0.0#
Healthpeak Properties, Inc., REIT	1,312	39,911	(1,010)	0.1
Invitation Homes, Inc., REIT	8,752	260,372	(2,363)	0.4
Physicians Realty Trust, REIT	495	9,049	(322)	0.0#
Plymouth Industrial REIT, Inc.	14,049	211,016	(5,339)	0.3
PotlatchDeltic Corp., REIT	239	12,151	(736)	0.0#
PS Business Parks, Inc., REIT	1,657	228,915	(3,364)	0.4
RE/MAX Holdings, Inc., Class A	3,823	149,716	(11,246)	0.2
Realogy Holdings Corp.	15,618	259,485	(37,710)	0.4
Retail Value, Inc., REIT	13,054	210,065	(6,292)	0.3
Sabra Health Care REIT, Inc.	13,419	229,733	(4,428)	0.4
Sun Communities, Inc., REIT	1,829	271,405	(9,621)	0.4
VEREIT, Inc., REIT	6,424	233,577	(7,259)	0.4
VICI Properties, Inc., REIT	9,224	240,470	(7,287)	0.4
Weyerhaeuser Co., REIT	8,611	286,918	(18,341)	0.5
Total Real Estate		4,207,209	(151,621)	6.7
Utilities
ALLETE, Inc.	3,803	233,808	5,172	0.4
Alliant Energy Corp.	4,730	235,743	(5,629)	0.4
Ameren Corp.	3,522	264,890	(8,770)	0.4
CenterPoint Energy, Inc.	4,268	93,683	(3,670)	0.1
Consolidated Water Co., Ltd. (Cayman Islands)	4,486	57,959	(1,121)	0.1
Dominion Energy, Inc.	1,502	110,607	(1,126)	0.2
DTE Energy Co.	2,370	291,012	(9,646)	0.5
Duke Energy Corp.	1,364	126,743	1,473	0.2
Entergy Corp.	2,741	259,545	1,754	0.4
IDACORP, Inc.	2,836	255,751	(5,332)	0.4
NextEra Energy, Inc.	4,170	359,996	(22,768)	0.6
NiSource, Inc.	11,462	248,840	5,043	0.4
NorthWestern Corp.	3,874	212,760	(1,743)	0.4
OGE Energy Corp.	8,016	253,065	(8,417)	0.4
Otter Tail Corp.	5,100	209,457	(7,038)	0.3
PPL Corp.	528	14,837	(227)	0.0#
The Southern Co.	1,903	113,590	(1,465)	0.2
Southwest Gas Holdings, Inc.	3,286	199,953	(2,925)	0.3
Spark Energy, Inc., Class A	13,730	158,444	(7,826)	0.3

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter long total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Utilities (continued)
UGI Corp.	7,140	$264,131	$(7,162)	0.4
Vistra Corp.	12,696	264,077	(10,538)	0.4
WEC Energy Group, Inc.	3,189	284,905	(1,403)	0.5
Total Utilities		4,513,796	(93,364)	7.3
Total long equity positions		62,930,276	(2,590,706)	100.0
Dividend and financing		—	2,109	—
	Total	$62,930,276	$(2,588,597)	100.0

Over-the-counter short total return basket swap
Counterparty	Description	Notional	Termination Date	Value
Morgan Stanley & Co.	The Fund receives or pays the total return on a portfolio of short positions and receives the 1-Month LIBOR (minus a spread).	$(41,819,394)	07/22/22	$1,356,208

Components of over-the-counter short total return basket swap
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Communication Services
Bandwidth, Inc., Class A	(1,404)	$(241,474)	$(8,635)	0.6
Cinemark Holdings, Inc.	(195)	(3,990)	43	0.0#
Comcast Corp., Class A	(1,895)	(94,921)	985	0.2
Discovery, Inc., Class A	(6,276)	(251,282)	(8,670)	0.6
Fox Corp., Class A	(7,073)	(247,060)	26,524	0.5
Glu Mobile, Inc.	(1)	(9)	0	0.0#
IMAX Corp. (Canada)	(11,723)	(220,510)	(1,055)	0.6
Liberty Latin America, Ltd., Class C	(18,852)	(200,397)	13,951	0.5
Liberty Media Corp.-Liberty Formula One, Class C	(916)	(38,472)	1,621	0.1
Lumen Technologies, Inc.	(21,314)	(261,418)	(2,449)	0.7
The Marcus Corp.	(14,169)	(245,995)	(3,379)	0.6
National CineMedia, Inc.	(60,186)	(237,735)	(12,940)	0.6
Omnicom Group, Inc.	(71)	(4,655)	227	0.0#
ViacomCBS, Inc., Class B	(4,941)	(248,850)	9,212	0.6
Zillow Group, Inc., Class C	(1,619)	(238,883)	27,669	0.5
ZoomInfo Technologies, Inc., Class A	(4,764)	(234,627)	5,907	0.6
Total Communication Services		(2,770,278)	49,011	6.7
Consumer Discretionary
Advance Auto Parts, Inc.	(1,306)	(205,865)	11,088	0.5

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter short total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Consumer Discretionary (continued)
Aptiv PLC (Ireland)	(1,630)	$(221,191)	$3,423	0.5
Asbury Automotive Group, Inc.	(840)	(130,553)	10,760	0.3
BorgWarner, Inc.	(5,590)	(245,692)	10,968	0.6
Burlington Stores, Inc.	(526)	(133,341)	2,420	0.3
Callaway Golf Co.	(1)	(29)	1	0.0#
Chico's FAS, Inc.	(36,973)	(90,954)	9,243	0.2
Chuy's Holdings, Inc.	(116)	(4,101)	31	0.0#
DR Horton, Inc.	(1,429)	(111,162)	1,415	0.3
Etsy, Inc.	(20)	(4,088)	106	0.0#
Extended Stay America, Inc.	(270)	(4,117)	153	0.0#
Gentex Corp.	(114)	(4,009)	242	0.0#
Hamilton Beach Brands Holding Co., Class A	(481)	(8,990)	(240)	0.0#
Kontoor Brands, Inc.	(1)	(41)	5	0.0#
LCI Industries	(31)	(4,284)	273	0.0#
Monro, Inc.	(4,225)	(250,036)	3,000	0.6
Newell Brands, Inc.	(9,548)	(243,951)	14,608	0.6
NIKE, Inc., Class B	(1,194)	(161,309)	1,803	0.4
The ODP Corp.	(87)	(4,182)	468	0.0#
Oxford Industries, Inc.	(3,415)	(249,295)	26,500	0.6
Peloton Interactive, Inc., Class A	(121)	(17,883)	201	0.0#
Penske Automotive Group, Inc.	(65)	(4,202)	313	0.0#
Regis Corp.	(24,552)	(277,386)	44,388	0.6
Scientific Games Corp.	(1)	(45)	5	0.0#
Sturm Ruger & Co., Inc.	(478)	(31,457)	1,171	0.1
TopBuild Corp.	(20)	(4,295)	296	0.0#
Ulta Beauty, Inc.	(240)	(70,973)	3,830	0.2
Universal Technical Institute, Inc.	(954)	(5,926)	126	0.0#
Vroom, Inc.	(5,803)	(224,460)	10,736	0.5
Workhorse Group, Inc.	(8,836)	(284,342)	(18,909)	0.8
Total Consumer Discretionary		(2,998,159)	138,424	7.1
Consumer Staples
The Andersons, Inc.	(164)	(4,193)	421	0.0#
Archer-Daniels-Midland Co.	(4,000)	(209,185)	9,145	0.5
Beyond Meat, Inc.	(1,532)	(335,554)	62,735	0.7
Bunge, Ltd.	(67)	(4,466)	81	0.0#
Constellation Brands, Inc., Class A	(906)	(201,902)	10,800	0.5
Coty, Inc., Class A	(62)	(425)	30	0.0#

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter short total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Consumer Staples (continued)
The Estee Lauder Cos., Inc., Class A	(630)	$(154,545)	$5,456	0.4
Grocery Outlet Holding Corp.	(5,642)	(240,293)	(564)	0.6
Hormel Foods Corp.	(4,715)	(228,772)	7,827	0.5
Kellogg Co.	(3,691)	(224,856)	7,308	0.5
The Kraft Heinz Co.	(6,515)	(224,051)	5,733	0.5
The Kroger Co.	(6,257)	(226,453)	10,587	0.5
Molson Coors Beverage Co., Class B	(4,561)	(238,084)	9,305	0.6
Universal Corp.	(4,382)	(210,774)	9,772	0.5
Utz Brands, Inc.	(8,952)	(210,820)	(269)	0.5
Walgreens Boots Alliance, Inc.	(2,274)	(111,858)	(2,410)	0.3
Total Consumer Staples		(2,826,231)	135,957	6.6
Energy
Apache Corp.	(5,989)	(93,673)	8,150	0.2
Cabot Oil & Gas Corp.	(10,593)	(196,499)	2,329	0.5
Cheniere Energy, Inc.	(1,817)	(110,219)	(4,851)	0.3
CNX Resources Corp.	(5,912)	(75,038)	132	0.2
Diamondback Energy, Inc.	(68)	(4,277)	422	0.0#
DMC Global, Inc.	(3,585)	(180,231)	(24,724)	0.5
EOG Resources, Inc.	(1,768)	(94,570)	4,473	0.2
Exterran Corp.	(3)	(14)	1	0.0#
Halliburton Co.	(5,248)	(95,514)	2,991	0.2
Murphy Oil Corp.	(1,647)	(20,933)	560	0.1
Northern Oil and Gas, Inc.	(19,732)	(197,517)	(3,749)	0.5
Range Resources Corp.	(1,942)	(17,201)	(685)	0.0#
Schlumberger, N.V.	(1,056)	(24,013)	560	0.1
Southwestern Energy Co.	(63,601)	(209,883)	(29,893)	0.6
Total Energy		(1,319,582)	(44,284)	3.4
Financials
Ally Financial, Inc.	(3,166)	(122,461)	2,659	0.3
Ambac Financial Group, Inc.	(13,494)	(207,133)	12,549	0.5
American Express Co.	(1,489)	(172,947)	(164)	0.4
American International Group, Inc.	(5,688)	(222,458)	9,499	0.5
Arch Capital Group, Ltd. (Bermuda)	(6,855)	(225,529)	10,214	0.5
Associated Capital Group, Inc., Class A	(5,893)	(203,090)	9,564	0.5
BancFirst Corp.	(3,871)	(241,512)	18,426	0.6
BRP Group, Inc., Class A	(10)	(259)	27	0.0#
Capital One Financial Corp.	(2,078)	(207,655)	(8,998)	0.5

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter short total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Financials (continued)
Cboe Global Markets, Inc.	(2,262)	$(216,541)	$9,048	0.5
Citigroup, Inc.	(3,068)	(186,872)	8,959	0.4
CrossFirst Bankshares, Inc.	(3,409)	(40,158)	954	0.1
Equitable Holdings, Inc.	(8,842)	(229,361)	10,257	0.5
First Hawaiian, Inc.	(8,751)	(210,812)	7,351	0.5
The Goldman Sachs Group, Inc.	(730)	(205,685)	7,731	0.5
HCI Group, Inc.	(4,138)	(245,756)	15,559	0.6
Lincoln National Corp.	(4,221)	(207,336)	15,322	0.5
MBIA, Inc.	(32,824)	(243,882)	42,343	0.5
Palomar Holdings, Inc.	(2,501)	(245,748)	(3,326)	0.6
The Progressive Corp.	(2,328)	(213,524)	10,546	0.5
Reinsurance Group of America, Inc.	(2,107)	(227,535)	6,195	0.6
S&T Bancorp, Inc.	(7,352)	(204,757)	18,016	0.5
South State Corp.	(53)	(4,115)	419	0.0#
Sterling Bancorp, Inc.	(17,949)	(89,924)	5,923	0.2
Victory Capital Holdings, Inc., Class A	(6,621)	(150,098)	9,600	0.4
Voya Financial, Inc.	(3,711)	(210,043)	4,231	0.5
Wells Fargo & Co.	(5,915)	(185,613)	8,872	0.4
Total Financials		(4,920,804)	231,776	11.6
Health Care
Abbott Laboratories	(1,384)	(158,786)	(12,262)	0.4
Acutus Medical, Inc.	(1,339)	(34,774)	107	0.1
ADMA Biologics, Inc.	(100,207)	(248,573)	26,114	0.6
Agenus, Inc.	(63,430)	(237,260)	3,838	0.6
Alnylam Pharmaceuticals, Inc.	(1,364)	(237,541)	32,286	0.5
Altimmune, Inc.	(12,333)	(199,301)	23,186	0.4
Apollo Medical Holdings, Inc.	(8)	(180)	4	0.0#
Applied Molecular Transport, Inc.	(6,215)	(239,606)	21,770	0.5
Athersys, Inc.	(115,083)	(247,693)	25,008	0.6
Axonics Modulation Technologies, Inc.	(4,463)	(239,556)	8,819	0.6
Axsome Therapeutics, Inc.	(3,042)	(222,036)	14,906	0.5
Biohaven Pharmaceutical Holding Co., Ltd.	(58)	(5,149)	206	0.0#
BioMarin Pharmaceutical, Inc.	(2,706)	(240,401)	16,398	0.6
Bio-Rad Laboratories, Inc., Class A	(400)	(228,304)	(1,204)	0.6
Boston Scientific Corp.	(252)	(9,233)	302	0.0#
Brookdale Senior Living, Inc.	(938)	(4,896)	263	0.0#
Catalent, Inc.	(2,050)	(232,367)	(3,485)	0.6

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter short total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Health Care (continued)
ChemoCentryx, Inc.	(3,784)	$(224,353)	$8,628	0.5
Clovis Oncology, Inc.	(31,309)	(255,062)	7,721	0.6
Cortexyme, Inc.	(7,286)	(272,205)	(13,552)	0.7
CVS Health Corp.	(733)	(54,411)	1,891	0.1
DaVita, Inc.	(1,962)	(233,988)	3,708	0.6
Durect Corp.	(57)	(136)	19	0.0#
Dynavax Technologies Corp.	(37,765)	(236,409)	(1,888)	0.6
Elanco Animal Health, Inc.	(5,098)	(154,724)	6,729	0.4
Exact Sciences Corp.	(1,548)	(238,160)	25,836	0.5
Fate Therapeutics, Inc.	(2,186)	(195,232)	(2,886)	0.5
HCA Healthcare, Inc.	(263)	(43,166)	434	0.1
IGM Biosciences, Inc.	(2,467)	(238,806)	3,602	0.6
Insmed, Inc.	(1,068)	(45,123)	4,977	0.1
Intra-Cellular Therapies, Inc.	(6,551)	(222,799)	12,185	0.5
Intuitive Surgical, Inc.	(6)	(4,618)	132	0.0#
Iovance Biotherapeutics, Inc.	(2,596)	(115,808)	1,999	0.3
Kala Pharmaceuticals, Inc.	(19,293)	(138,910)	(4,437)	0.4
Karuna Therapeutics, Inc.	(2,231)	(221,806)	424	0.6
La Jolla Pharmaceutical Co.	(287)	(1,748)	(8)	0.0#
Lannett Co., Inc.	(638)	(5,608)	664	0.0#
Marinus Pharmaceuticals, Inc.	(684)	(9,213)	711	0.0#
Masimo Corp.	(883)	(221,686)	(4,291)	0.6
Moderna, Inc.	(1,589)	(242,426)	(32,726)	0.7
Omeros Corp.	(12,674)	(245,647)	(989)	0.6
OPKO Health, Inc.	(32,240)	(169,582)	(4,836)	0.4
OrthoPediatrics Corp.	(191)	(9,281)	460	0.0#
Paratek Pharmaceuticals, Inc.	(677)	(4,600)	206	0.0#
Patterson Cos., Inc.	(7,523)	(249,764)	11,435	0.6
Penumbra, Inc.	(512)	(135,987)	2,309	0.3
Pulse Biosciences, Inc.	(0)	(2)	(4)	0.0#
Reata Pharmaceuticals, Inc., Class A	(1,875)	(219,394)	25,163	0.5
Royalty Pharma PLC, Class A (United Kingdom)	(90)	(4,754)	523	0.0#
Sarepta Therapeutics, Inc.	(2,117)	(198,531)	9,271	0.5
Schrodinger, Inc.	(2,389)	(223,252)	7,454	0.5
Seagen, Inc.	(1,225)	(211,484)	10,253	0.5
Shockwave Medical, Inc.	(16)	(2,064)	207	0.0#
Spero Therapeutics, Inc.	(8)	(152)	7	0.0#

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter short total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Health Care (continued)
STAAR Surgical Co.	(6)	$(582)	$(34)	0.0#
Surgery Partners, Inc.	(137)	(3,987)	(1,121)	0.0#
Teladoc Health, Inc.	(821)	(236,304)	19,699	0.5
Tenet Healthcare Corp.	(220)	(10,998)	599	0.0#
TG Therapeutics, Inc.	(4,741)	(237,074)	8,226	0.6
TherapeuticsMD, Inc.	(148,521)	(227,237)	(17,823)	0.6
Thermo Fisher Scientific, Inc.	(316)	(160,474)	(591)	0.4
UNITY Biotechnology, Inc.	(703)	(4,316)	116	0.0#
Varex Imaging Corp.	(221)	(4,614)	336	0.0#
VBI Vaccines, Inc.	(76,143)	(241,868)	(6,358)	0.6
Verrica Pharmaceuticals, Inc.	(11,413)	(132,048)	(2,054)	0.3
Viatris, Inc.	(344)	(5,880)	34	0.0#
VolitionRX, Ltd.	(28,054)	(142,795)	13,466	0.3
Zimmer Biomet Holdings, Inc.	(456)	(72,313)	2,239	0.2
ZIOPHARM Oncology, Inc.	(67,749)	(249,994)	(1,355)	0.6
Zynex, Inc.	(2,259)	(42,829)	2,008	0.1
Total Health Care		(9,609,860)	254,974	23.1
Industrials
ADT, Inc.	(24,972)	(248,971)	23,474	0.6
Apogee Enterprises, Inc.	(3)	(114)	9	0.0#
Astec Industries, Inc.	(718)	(45,615)	2,915	0.1
Avis Budget Group, Inc.	(5,713)	(252,686)	16,511	0.6
The Boeing Co.	(741)	(149,726)	5,832	0.4
CH Robinson Worldwide, Inc.	(2,275)	(221,813)	27,163	0.5
Chart Industries, Inc.	(1,795)	(248,087)	32,489	0.5
Copart, Inc.	(1,953)	(215,357)	1,016	0.5
Cubic Corp.	(3,410)	(227,720)	19,096	0.5
Cummins, Inc.	(142)	(35,048)	1,761	0.1
Equifax, Inc.	(116)	(20,937)	392	0.1
Expeditors International of Washington, Inc.	(2,348)	(221,628)	11,435	0.5
Fastenal Co.	(91)	(4,332)	183	0.0#
GATX Corp.	(2,633)	(234,074)	(10,269)	0.6
General Dynamics Corp.	(1,494)	(230,584)	11,444	0.5
The Greenbrier Cos., Inc.	(5,871)	(213,176)	763	0.5
HC2 Holdings, Inc.	(1,000)	(3,985)	495	0.0#
Huntington Ingalls Industries, Inc.	(60)	(9,653)	213	0.0#
Illinois Tool Works, Inc.	(22)	(4,394)	121	0.0#

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter short total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Industrials (continued)
Kennametal, Inc.	(6,091)	$(248,452)	$17,725	0.6
Kirby Corp.	(4,354)	(222,054)	1,045	0.6
L3Harris Technologies, Inc.	(1,211)	(217,883)	10,185	0.5
MSA Safety, Inc.	(1,016)	(162,905)	4,288	0.4
Proto Labs, Inc.	(24)	(5,376)	293	0.0#
Raytheon Technologies Corp.	(174)	(11,693)	82	0.0#
Roper Technologies, Inc.	(459)	(191,545)	11,200	0.4
Sunrun, Inc.	(2,589)	(196,013)	16,673	0.4
TransDigm Group, Inc.	(327)	(177,960)	(2,963)	0.5
Trinity Industries, Inc.	(7,145)	(205,350)	6,648	0.5
UFP Industries, Inc.	(22)	(1,293)	106	0.0#
US Ecology, Inc.	(6,364)	(226,558)	16,546	0.5
Verisk Analytics, Inc.	(1,006)	(189,631)	5,030	0.5
Viad Corp.	(6,094)	(235,289)	25,046	0.5
VSE Corp.	(1)	(42)	7	0.0#
Wabtec Corp.	(1,846)	(141,791)	4,800	0.3
Watsco, Inc.	(935)	(232,189)	9,200	0.6
WESCO International, Inc.	(55)	(4,347)	161	0.0#
WillScot Mobile Mini Holdings Corp.	(9,645)	(234,663)	5,980	0.6
Total Industrials		(5,492,934)	277,095	12.9
Information Technology
2U, Inc.	(10)	(433)	24	0.0#
Advanced Micro Devices, Inc.	(2,415)	(228,725)	21,904	0.5
Akamai Technologies, Inc.	(2,197)	(246,108)	2,175	0.6
Alarm.com Holdings, Inc.	(42)	(4,170)	268	0.0#
Analog Devices, Inc.	(83)	(12,860)	632	0.0#
ANSYS, Inc.	(658)	(242,223)	9,048	0.6
Applied Materials, Inc.	(2,143)	(233,266)	26,080	0.5
Applied Optoelectronics, Inc.	(22,605)	(251,594)	2,713	0.6
BigCommerce Holdings, Inc.	(3,091)	(261,858)	14,764	0.6
Bill.com Holdings, Inc.	(976)	(120,059)	1,104	0.3
Broadcom, Inc.	(397)	(184,156)	5,308	0.4
Cerence, Inc.	(2,070)	(247,158)	15,504	0.6
Cloudflare, Inc., Class A	(56)	(4,314)	21	0.0#
Cree, Inc.	(907)	(96,695)	5,016	0.2
Crowdstrike Holdings, Inc., Class A	(927)	(191,704)	(8,343)	0.5
F5 Networks, Inc.	(289)	(60,274)	3,644	0.1

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter short total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Information Technology (continued)
Fastly, Inc., Class A	(226)	$(24,450)	$(263)	0.1
Global Payments, Inc.	(1,074)	(200,129)	10,547	0.5
GreenSky, Inc., Class A	(35,008)	(162,297)	(10,292)	0.4
International Business Machines Corp.	(1,580)	(193,534)	5,340	0.5
IPG Photonics Corp.	(18)	(4,185)	163	0.0#
KLA Corp.	(13)	(4,030)	389	0.0#
Lam Research Corp.	(413)	(228,249)	28,377	0.5
Leidos Holdings, Inc.	(2,175)	(244,006)	13,325	0.6
LivePerson, Inc.	(3,756)	(250,375)	12,395	0.6
Marvell Technology Group, Ltd. (Bermuda)	(61)	(3,329)	190	0.0#
Microchip Technology, Inc.	(1,325)	(192,098)	11,753	0.4
Micron Technology, Inc.	(271)	(21,823)	612	0.1
MicroStrategy, Inc., Class A	(426)	(238,479)	(24,495)	0.6
NVIDIA Corp.	(301)	(161,760)	5,364	0.4
PayPal Holdings, Inc.	(18)	(4,338)	120	0.0#
QUALCOMM, Inc.	(1,241)	(201,725)	7,781	0.5
Rackspace Technology, Inc.	(11,130)	(256,769)	(445)	0.6
RingCentral, Inc., Class A	(22)	(8,228)	24	0.0#
Snowflake, Inc., Class A	(744)	(209,049)	6,346	0.5
SolarEdge Technologies, Inc.	(428)	(126,979)	3,574	0.3
SunPower Corp.	(5,215)	(261,562)	(20,100)	0.7
Teradyne, Inc.	(1,741)	(244,959)	47,390	0.5
Texas Instruments, Inc.	(5)	(860)	32	0.0#
The Trade Desk, Inc., Class A	(268)	(208,046)	2,760	0.5
Twilio, Inc., Class A	(630)	(240,219)	13,778	0.6
Tyler Technologies, Inc.	(554)	(237,345)	3,119	0.6
Visa, Inc., Class A	(761)	(153,730)	6,666	0.4
Zoom Video Communications, Inc., Class A	(294)	(114,977)	5,589	0.3
Total Information Technology		(6,583,127)	229,901	15.7
Materials
Albemarle Corp.	(1,213)	(212,736)	15,429	0.5
Ball Corp.	(2,134)	(189,499)	1,665	0.5
Carpenter Technology Corp.	(6,920)	(240,470)	24,289	0.5
Dow, Inc.	(2,614)	(145,704)	10,038	0.3
DuPont de Nemours, Inc.	(1,931)	(154,152)	734	0.4
Eastman Chemical Co.	(798)	(82,489)	4,006	0.2
Flotek Industries, Inc.	(97,693)	(195,200)	791	0.5

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter short total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Materials (continued)
Livent Corp.	(10,611)	$(217,420)	$24,087	0.5
McEwen Mining, Inc.	(220,016)	(206,595)	(59,624)	0.7
Newmont Corp.	(267)	(16,415)	502	0.0#
Quaker Chemical Corp.	(867)	(233,483)	6,216	0.6
Schnitzer Steel Industries, Inc., Class A	(151)	(4,523)	65	0.0#
United States Steel Corp.	(2,630)	(48,269)	1,560	0.1
Westlake Chemical Corp.	(2,804)	(221,208)	6,814	0.5
Total Materials		(2,168,163)	36,572	5.3
Real Estate
Alexandria Real Estate Equities, Inc., REIT	(25)	(4,225)	47	0.0#
CBRE Group, Inc., Class A	(2,885)	(182,130)	6,203	0.4
CyrusOne, Inc., REIT	(3,063)	(224,793)	1,348	0.6
Digital Realty Trust, Inc., REIT	(1,284)	(182,700)	(2,131)	0.5
Equinix, Inc., REIT	(178)	(130,873)	(840)	0.3
Equity Residential, REIT	(2,918)	(182,754)	2,889	0.4
Innovative Industrial Properties, Inc., REIT	(1,236)	(241,836)	10,555	0.6
Iron Mountain, Inc., REIT	(1,174)	(39,212)	(317)	0.1
Mack-Cali Realty Corp., REIT	(17,416)	(237,206)	15,500	0.5
Public Storage, REIT	(679)	(154,703)	149	0.4
Uniti Group, Inc., REIT	(18,986)	(243,471)	9,753	0.6
Vornado Realty Trust, REIT	(5,310)	(207,940)	(3,186)	0.5
Total Real Estate		(2,031,843)	39,970	4.9
Utilities
American Electric Power Co., Inc.	(1,801)	(147,358)	1,639	0.4
Clearway Energy, Inc., Class C	(1,322)	(43,600)	2,644	0.1
Consolidated Edison, Inc.	(97)	(6,817)	(49)	0.0#
Edison International	(3,160)	(186,756)	2,970	0.5
Exelon Corp.	(2,865)	(122,765)	3,696	0.3
FirstEnergy Corp.	(5,744)	(183,406)	6,720	0.4
PG&E Corp.	(16,801)	(185,819)	(6,216)	0.5
Pinnacle West Capital Corp.	(807)	(62,542)	1,816	0.1
Sempra Energy	(1,279)	(159,351)	1,062	0.4
Total Utilities		(1,098,414)	14,282	2.7
Total short equity positions		(41,819,395)	1,363,678	100.0
Dividend and financing		—	(7,470)	—
	Total	$(41,819,395)	$1,356,208	100.0

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Over-the-counter short total return basket swap warrants
Counterparty	Description	Notional	Termination Date	Value
Morgan Stanley & Co.	The Fund receives or pays the total return on a portfolio of a short position.	$(0)	07/22/22	$(2,388)

Components of over-the-counter short total return basket swap warrants
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Health Care
Pulse Biosciences, Inc. Warrant (exercise price $7.01), 5/14/25	(88)	$(0)	$(2,388)	100.0
Total short equity positions		(0)	(2,388)	100.0
Dividend and financing		—	—	—
	Total	$(0)	$(2,388)	100.0

#	Less than 0.05%.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$2,858,764	—	—	$2,858,764
Short-Term Investments
Other Investment Companies	11,549,285	—	—	11,549,285
Total Investments in Securities	$14,408,049	—	—	$14,408,049
Financial Derivative Instruments - Assets
Equity Swap Contracts	—	$1,356,208	—	$1,356,208
Financial Derivative Instruments - Liabilities
Equity Swap Contracts	—	(2,590,985)	—	(2,590,985)
Total Financial Derivative Instruments	—	$(1,234,777)	—	$(1,234,777)
For the period ended January 31, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$202,348	—	$212,534	$212,534
The following table summarizes the securities received as collateral for securities lending at January 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.625%	02/15/21-02/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.